Adoption of IFRS 16	6 Months Ended
Jun. 30, 2019
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Abstract]
Adoption of IFRS 16 "Leases"

ADOPTION OF IFRS 16 “LEASES”

With effect from 1 January 2019, the Group adopted IFRS 16 Leases with no revision of prior periods, as permitted by the Standard. In accordance with IFRS 16, the distinction between operating leases and finance leases has been removed. As a result, substantially all leasing arrangements were added to the balance sheet as lease liabilities and right-to-use assets.

As disclosed in the Notes on the Accounts in the 2018 Annual Report on Form 20-F, the anticipated impact of IFRS 16 to the Group’s balance sheet at 1 January 2019 was the capitalisation of £565 million right-to-use assets and lease liabilities of £562 million.

In 2019, as part of the implementation of IFRS 16, further lease commitments were identified resulting in an increase to right-to-use assets and lease liabilities. The impact of the new Standard to the Group’s balance sheet at 1 January 2019 is shown below:

	£m	£m
Minimum lease commitments
Property
Within one year	126
Between one and five years	290
Beyond five years	149
		565
Plant and equipment and other
Within one year	63
Between one and five years	106
		169

Total minimum lease commitments (amended)		734
Additional commitments on the exercise of options		30
Low value leases and short-term leases excluded		(24)
Discounted to present value		(133)
Capitalised as lease liabilities at 1 January 2019		607
Prepaid leases reclassified from receivables		3
Capitalised as right-to-use assets at 1 January 2019		610

The weighted average incremental borrowing rate applied in discounting lease commitments was 5.60%.